CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 1,915	$ (923)	$ 726
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	286	123	87
Share-based compensation and RSUs	2,471	1,409	579
Change in:
Severance pay, net	4	73	(7)
Trade receivables, net	(329)	1,053	61
Other account receivables and prepaid expenses	524	(1,266)	800
Inventories	794	311	1,379
Trade payables	1,273	(278)	(705)
Employees and payroll accruals	999	174	276
Other accounts payable and accrued expenses	266	531	584
Deferred revenue and advances from customers	1,248	677	(394)
Net cash provided by operating activities	9,451	1,884	3,386
Cash flows from investing activities:
Maturity of restricted bank deposits			1,477
Purchase of property and equipment	(1,331)	(97)	(65)
Net cash provided by (used in) investing activities	(1,331)	(97)	1,412
Cash flows from financing activities:
Repayment of short-term bank credit, net			(629)
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering	21,279
Exercise of warrants into Ordinary Shares	1,085	80	21
Exercise of options into Ordinary Shares	3,329	733	1,694
Net cash provided by financing activities	25,693	813	1,086
Foreign currency translation adjustments on cash and cash equivalents	346	(721)	(221)
Increase in cash and cash equivalents	34,159	1,879	5,663
Cash and cash equivalents at beginning of year	8,727	6,848	1,185
Cash and cash equivalents at end of year	42,886	8,727	6,848
(a) Non-cash investing activities:
Purchase of property and equipment	81	21	4
(b) Cash paid during the year for:
Interest			13
Taxes on income	$ 24	$ 121	$ 180